Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004


June 1, 2006

VIA EDGAR


US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re:      Rydex Series Funds (File Nos. 033-59692 and 811-07584)
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         Filing Pursuant to Rule 485(a)
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Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 63 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. This filing is being made for the purpose of incorporating the new names of several Funds, as well as the accompanying Rule 35d-1 disclosure. In addition, our client has taken this opportunity to revise the category names of the Funds and the order of the Funds within the Prospectuses to more easily aid investors in understanding the various styles of Rydex Funds and their relationship to each other. The Funds' updated financial statements will be filed by amendment, pursuant to Rule 485(b), prior to the effective date of this Post-Effective Amendment.

Please  direct any  questions  or comments  you may have to my  attention at the
address  listed  above.  In  addition,   please  feel  free  to  contact  me  at
202.739.5684 with your questions or comments.


Sincerely,

/s/ Laura E. Flores
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Laura E. Flores